Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2022
Cash & cash equivalents	5(a)	—	—	67,619	67,619
Trade & other receivables	5(b)	—	—	5,115	5,115
Financial assets at fair value through other comprehensive income		1,949	—	—	1,949
Other non-current assets		—	—	1,922	1,922
		1,949	—	74,656	76,605
As of June 30, 2022
Cash & cash equivalents	5(a)	—	—	60,447	60,447
Trade & other receivables	5(b)	—	—	4,403	4,403
Financial assets at fair value through other comprehensive income		1,758	—	—	1,758
Other non-current assets		—	—	1,930	1,930
		1,758	—	66,780	68,538
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2022
Trade and other payables	5(c)	—	—	22,992	22,992
Borrowings	5(d)	—	—	102,922	102,922
Contingent consideration	5(e)(iii)	—	19,981	—	19,981
Warrant liability	5(e)(vi)	—	3,933	—	3,933
		—	23,914	125,914	149,828
As of June 30, 2022
Trade and other payables	5(c)	—	—	23,079	23,079
Borrowings	5(d)	—	—	96,634	96,634
Contingent consideration	5(e)(iii)	—	23,284	—	23,284
Warrant liability	5(e)(vi)	—	2,185	—	2,185
		—	25,469	119,713	145,182
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Cash at bank	67,212	60,034
Deposits at call(1)	407	413
	67,619	60,447

(1)As of December 31, 2022 and June 30, 2022, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Trade debtors	2,006	2,224
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Interest receivables	8	—
Other recoverable taxes (Goods and services tax and value-added tax)	263	235
Other asset	894	—
Trade and other receivables	5,115	4,403
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Clinical trial research and development expenditure	1,260	1,313
Prepaid insurance and subscriptions	3,702	2,420
Other	437	1,254
Prepayments	5,399	4,987

Summary of Trade and Other Payables	c. Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Trade payables and other payables	22,992	23,079
Trade and other payables	22,992	23,079

Summary of Borrowings
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(8,541)	(8,247)
Amortization of carrying amount, net of payments made	29,544	22,962
	102,922	96,634

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Borrowings
Current	5,938	5,017
Non-current	96,984	91,617
	102,922	96,634

Summary of Net Debt
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2022	As of June 30, 2022
Cash and cash equivalents	67,619	60,447
Borrowings	(102,922)	(96,634)
Lease liabilities	(8,860)	(10,271)
Warrant liability	(3,933)	(2,185)
Net Debt(1)	(48,096)	(48,643)

Cash and cash equivalents	67,619	60,447
Gross debt - fixed interest rates	(111,782)	(106,905)
Gross debt - variable interest rates	—	—
Warrant liability	(3,933)	(2,185)
Net Debt(1)	(48,096)	(48,643)
(1)Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2022	(96,634)	(10,271)	(2,185)	(109,090)	60,447	(48,643)
Cash Flows(1)	2,472	1,393	—	3,865	7,308	11,173
Remeasurement adjustments	(194)	—	(712)	(906)	—	(906)
Other Changes(2)	(8,566)	(27)	—	(8,593)	—	(8,593)
Issuance of warrants	—	—	(1,036)	(1,036)	—	(1,036)
Acquisition – leases	—	—	—	—	—	—
Foreign exchange adjustments	—	45	—	45	(136)	(91)
Net Debt as at December 31, 2022	(102,922)	(8,860)	(3,933)	(115,715)	67,619	(48,096)
(1)Cash flows include the payments of borrowings, lease liabilities and interest which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2022 and June 30, 2022 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,949	1,949
Total Financial Assets		—	—	1,949	1,949

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	19,981	19,981
Warrant liabilities	5(e)(vi)	—	—	3,933	3,933
Total Financial Liabilities		—	—	23,914	23,914

As of June 30, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,758	1,758
Total Financial Assets		—	—	1,758	1,758

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	23,284	23,284
Warrant liabilities	5(e)(vi)	—	—	2,185	2,185
Total Financial Liabilities		—	—	25,469	25,469

Summary of Changes in Fair Value of Level 3 Instruments
The following table presents the changes in level 3 instruments for the six months ended December 31, 2022 and the year ended June 30, 2022.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2021	25,409
Amount used during the period	(1,212)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(913)
Closing balance - June 30, 2022	23,284

Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(5,989)
Closing balance - December 31, 2022	19,981

(1)In the year ended June 30, 2022 a gain of $0.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as developmental timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)In the six months ended December 31, 2022 a gain of $6.0 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of December 31, 2022	Fair value as of June 30, 2022	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2022	Year Ended June 30, 2022	Relationship of unobservable inputs to fair value
Contingent consideration provision	19,981	23,284	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended 31 December, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.04%.

Year ended 30 June, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

				Expected unit sales price	Various	Various
Six months ended 31 December, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 1%.

Year ended 30 June, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 2%.

				Expected sales volumes	Various	Various
Six months ended 31 December, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 1%.

Year ended 30 June, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%.

				Probability of success and payment	Various	Various
Six months ended 31 December, 2022: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10.3% and 20.7%, respectively.

Year ended 30 June, 2022: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2022	2022
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	17,635	17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	2,346	5,457
	19,981	23,284

Summary of Warrant Liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2022	2022
Opening balance	2,185	—
Warrants fair value at grant date - November 19, 2021	—	8,081
Warrants fair value at grant date - December 22, 2022	1,036	—
Remeasurement of warrant liability	712	(5,896)
Closing Balance	3,933	2,185

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2022.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2022	As of June 30, 2022	Rationale
Share Price	2.91	2.22	Closing share price on valuation date from external market source
Exercise Price	3.70 to 7.26	7.26	As per subscription agreement
Expected Term	6 to 7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	82.46%	83.22%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.97%	3.08%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	1.677 to 2.121	1.2350	Determined using Black Scholes-valuation model with the inputs above
Fair value	3,932,637	2,185,476	Fair value of 2,224,669 warrants of 3,932,637 as of December 31, 2022 and fair value of 1,769,669 warrants of $2,185,476 as of June 30, 2022.